AOMT II, LLC ABS 15-G

Exhibit 99.18

Loan Level Tape Compare Upload

Loans in Report	XXX
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2026020335	XXX	XXX	XXX	XXX
2026020335	XXX	XXX	XXX	XXX

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